UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-00248
                 ---------------------------------------------

                            THE ADAMS EXPRESS COMPANY

--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

           7 Saint Paul Street, Suite 1140, Baltimore, Maryland 21202
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Lawrence L. Hooper, Jr.
                          The Adams Express Company
                             7 Saint Paul Street
                                 Suite 1140
                           Baltimore, Maryland  21202


Registrant's telephone number, including area code: 410-752-5900

Date of fiscal year end:  December 31, 2007

Date of reporting period: September 30, 2007


Item 1:  SCHEDULE OF INVESTMENTS.

                            SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------

                              September 30, 2007
                                  (unaudited)


                                       Shares     Value (A)
                                      --------- -------------
Stocks and Convertible Securities -- 94.1%

  Consumer -- 16.1%
   Consumer Discretionary -- 6.1%
   BJ's Wholesale Club, Inc. (B)(C)     415,000 $  13,761,400
   Comcast Corp. (B)                    525,000    12,694,500
   Gannett Co., Inc.                    112,500     4,916,250
   Harley-Davidson, Inc.                120,000     5,545,200
   Lowe's Companies, Inc.               575,000    16,111,500
   Newell Rubbermaid Inc.               400,000    11,528,000
   Ryland Group Inc.                    343,500     7,361,205
   Target Corp.                         290,000    18,435,300
                                                -------------
                                                   90,353,355
                                                -------------
   Consumer Staples -- 10.0%
   Avon Products, Inc. (C)              418,400    15,702,552
   Bunge Ltd.                           133,000    14,290,850
   Coca-Cola Co.                        200,000    11,494,000
   Dean Foods Co.                       340,000     8,697,200
   Del Monte Foods Co.                1,300,000    13,650,000
   PepsiCo, Inc.                        400,000    29,304,000
   Procter & Gamble Co.                 340,000    23,915,600
   Safeway Inc.                         390,000    12,912,900
   Unilever plc ADR                     550,000    17,418,500
                                                -------------
                                                  147,385,602
                                                -------------
  Energy -- 13.9%
   ConocoPhillips                       345,000    30,280,650
   ENSCO International, Inc.            209,150    11,733,315
   Exxon Mobil Corp.                    215,000    19,900,400
   Marathon Oil Co.                     240,000    13,684,800
   Murphy Oil Corp.                      38,500     2,690,765
   Petroleum & Resources
    Corporation (D)                   2,186,774    88,214,463
   Schlumberger Ltd.                    380,000    39,900,000
                                                -------------
                                                  206,404,393
                                                -------------
  Financials -- 15.8%
   Banking -- 12.7%
   BankAtlantic Bancorp, Inc.           880,000     7,629,600
   Bank of America Corp.                710,000    35,691,700
   Bank of New York Mellon Corp.        403,775    17,822,629
   Fifth Third Bancorp                  280,000     9,486,400
   Morgan Stanley                       180,000    11,340,000
   PNC Financial Services Group
    Inc.                                200,000    13,620,000
   Prosperity Bancshares, Inc.          200,000     6,632,000
   State Street Corp.                   323,895    22,076,683
   Wachovia Corp.                       520,000    26,078,000
   Wells Fargo & Co.                    650,000    23,153,000
   Wilmington Trust Corp.               363,000    14,120,700
                                                -------------
                                                  187,650,712
                                                -------------

                                     Shares     Value (A)
                                    --------- -------------
   Insurance -- 3.1%
   AMBAC Financial Group,
    Inc. (C)                          200,000 $  12,582,000
   American International Group,
    Inc.                              500,000    33,825,000
                                              -------------
                                                 46,407,000
                                              -------------
  Health Care -- 11.7%
   Abbott Laboratories                320,000    17,158,400
   Advanced Medical Optics,
    Inc. (B)(C)                       325,000     9,941,750
   Bristol-Myers Squibb Co.           345,000     9,942,900
   CVS/Caremark Corp.                 208,750     8,272,763
   Genentech, Inc. (B)                220,000    17,164,400
   Johnson & Johnson                  255,000    16,753,500
   Medtronic, Inc.                    310,000    17,487,100
   Pfizer Inc.                      1,120,000    27,361,600
   Senomyx, Inc. (B)(C)               560,000     6,860,000
   Teva Pharmaceutical Industries
    Ltd. ADR                          385,000    17,120,950
   Wyeth Co.                          325,000    14,478,750
   Zimmer Holdings, Inc. (B)          125,000    10,123,750
                                              -------------
                                                172,665,863
                                              -------------
  Industrials -- 14.6%
   Cintas Corp.                       300,000    11,130,000
   Curtiss-Wright Corp.               360,000    17,100,000
   Emerson Electric Co.               400,000    21,288,000
   General Electric Co.             1,421,000    58,829,400
   Illinois Tool Works Inc.           250,000    14,910,000
   Masco Corp. (C)                    450,000    10,426,500
   Oshkosh Truck Corp.                270,000    16,731,900
   3M Co.                             160,000    14,972,800
   Spirit AeroSystems Holdings,
    Inc. (B)                          400,000    15,576,000
   United Parcel Service, Inc.        155,000    11,640,500
   United Technologies Corp.          300,000    24,144,000
                                              -------------
                                                216,749,100
                                              -------------
  Information Technology -- 11.8%
   Communication Equipment -- 0.8%
   Corning Inc.                       500,000    12,325,000
                                              -------------
   Computer Related -- 8.6%
   Automatic Data Processing Inc.     300,000    13,779,000
   BEA Systems, Inc. (B)              800,000    11,096,000
   Cisco Systems, Inc. (B)            850,000    28,143,500
   Dell Inc. (B)                      585,000    16,146,000
   Microsoft Corp.                  1,180,000    34,762,800
   Oracle Corp. (B)                 1,100,000    23,815,000
                                              -------------
                                                127,742,300
                                              -------------
   Electronics -- 2.4%
   Broadcom Corp. (B)                 400,000    14,576,000
   Intel Corp.                        800,000    20,688,000
                                              -------------
                                                 35,264,000
                                              -------------

--------------------------------------------------------------------------------

                              September 30, 2007
                                  (unaudited)

                                   Shares/
                                  Prin. Amt    Value (A)
                                 ----------- --------------
  Materials -- 5.1%
   Air Products and Chemicals,
    Inc.                             230,000 $   22,484,800
   du Pont (E.I.) de Nemours
    and Co.                          360,000     17,841,600
   Lubrizol Corp                     200,000     13,012,000
   Rohm & Haas Co.                   400,000     22,268,000
                                             --------------
                                                 75,606,400
                                             --------------
  Telecom Services -- 1.6%
   Alltel Corp.                       40,000      2,787,200
   AT&T Corp.                        400,000     16,924,000
   Windstream Corp.                  310,178      4,379,713
                                             --------------
                                                 24,090,913
                                             --------------
  Utilities -- 3.5%
   Aqua America, Inc. (C)            499,000     11,317,320
   Duke Energy Corp.                 611,560     11,430,056
   MDU Resources Group, Inc.         562,500     15,660,000
   Northeast Utilities               180,000      5,142,600
   Spectra Energy Corp.              305,780      7,485,494
                                             --------------
                                                 51,035,470
                                             --------------
Total Stocks and Convertible Securities
 (Cost $916,483,131) (E)                      1,393,680,108
                                             --------------
Short-Term Investments -- 5.5%
   U.S. Government Obligations -- 1.1%
   U.S. Treasury Bills,
    4.65%, due 11/15/07          $16,500,000     16,404,094
                                             --------------
   Time Deposit -- 0.0%
   Citibank, N.A.,
    4.37%, due 10/1/07                              297,327
                                             --------------
   Commercial Paper -- 4.4%
   American Express Credit
    Corp., 4.78%, due 11/1/07    $10,300,000     10,257,604

                                 Prin. Amt.      Value (A)
                                 -----------  --------------

   American General Finance,
    Inc., 5.03 - 5.25%,
    due 10/18/07-10/23/07        $12,400,000  $   12,364,976
   Chevron Funding Corp.,
    5.22%, due 10/2/07             5,800,000       5,799,159
   General Electric Capital
    Corp., 4.68 - 5.23%,
    due 10/4/07-10/9/07           10,400,000      10,392,120
   General Electric Capital
    Services Corp.,
    4.77%, due 10/30/07            2,100,000       2,091,931
   Prudential Funding, LLC,
    4.69 - 5.23%,
    due 10/11/07-10/25/07         10,000,000       9,974,090
   Toyota Motor Credit Corp.,
    5.21 - 5.25%,
    due 10/2/07-10/16/07          11,100,000      11,080,055
   United Parcel Service of
    America, Inc.,
    4.40%, due 10/30/07            3,200,000       3,188,658
                                              --------------
                                                  65,148,593
                                              --------------
Total Short-Term Investments
 (Cost $81,850,014)                               81,850,014
                                              --------------
Total Securities Lending Collateral -- 4.7%
(Cost $70,070,900)
   Brown Brothers Investment
    Trust, 5.24%, due 10/1/07                     70,070,900
                                              --------------

Total Investments -- 104.3%
 (Cost $1,068,404,045)                         1,545,601,022
  Cash, receivables, prepaid pension cost,
   prepaid expenses and other assets, less
   liabilities -- (4.3)%                         (64,455,942)
                                              --------------
Net Assets -- 100%                            $1,481,145,080
                                              ==============

--------------------------------------------------------------------------------
Notes:
(A) See note 1 to financial statements. Securities are listed on the New York Stock Exchange, the American Stock Exchange or the NASDAQ.
(B) Presently non-dividend paying.
(C) Some of the shares of this company are on loan. See note 8 to financial statements.
(D) Non-controlled affiliate, a closed-end sector fund, registered as an investment company under the Investment Company Act of 1940.
(E) The aggregate market value of stocks held in escrow at September 30, 2007 covering open call option contracts written was $11,479,730. In addition, the aggregate market value of securities segregated by the Company's custodian required to collateralize open put option contracts written was $10,575,000.

                               PORTFOLIO SUMMARY

--------------------------------------------------------------------------------

                              September 30, 2007
                                  (unaudited)


  Ten Largest Portfolio Holdings

                                           Market Value   % of Net Assets
                                           ------------   ---------------
        Petroleum & Resources Corporation* $ 88,214,463         6.0
        General Electric Co.                 58,829,400         4.0
        Schlumberger Ltd.                    39,900,000         2.7
        Bank of America Corp.                35,691,700         2.4
        Microsoft Corp.                      34,762,800         2.3
        American International Group, Inc.   33,825,000         2.3
        ConocoPhillips                       30,280,650         2.0
        PepsiCo, Inc.                        29,304,000         2.0
        Cisco Systems, Inc.                  28,143,500         1.9
        Pfizer Inc.                          27,361,600         1.8
                                           ------------        ----
          Total                            $406,313,113        27.4%
        -----------------------------------------------------------------

* Non-controlled affiliate


  Sector Weightings

           [CHART]

Consumer                 16.1%
Energy                   13.9%
Financials               15.8%
Health Care              11.7%
Industrials              14.6%
Information Technology   11.8%
Materials                 5.1%
Telecom Services          1.6%
Utilities                 3.5%
Short-Term Investments    5.5%

                   SCHEDULE OF OUTSTANDING OPTION CONTRACTS

--------------------------------------------------------------------------------

                              September 30, 2007
                                  (unaudited)

 Contracts                                            Contract
(100 shares                                   Strike  Expiration   Appreciation/
   each)                Security              Price      Date     (Depreciation)
--------------------------------------------------------------------------------

                              COVERED CALLS

     250    AMBAC Financial Group, Inc....... $ 90    Feb 08        $  17,299
     200    Avon Products, Inc...............   45    Oct 07           22,399
     250    BJ's Wholesale Club, Inc.........   45    Dec 07           16,750
     100    Bunge Ltd........................   95    Oct 07         (117,200)
     100    Bunge Ltd........................  100    Oct 07          (77,300)
     240    Marathon Oil Co.................. 62.50   Oct 07            5,640
     200    Rohm & Hass Co...................   55    Oct 07           (8,075)
     250    Ryland Group Inc................. 47.50   Oct 07           23,000
     200    Target Corp......................   70    Oct 07           23,800
     150    Target Corp......................   80    Jan 08            7,999
     100    3M Corp..........................  100    Jan 08           (1,300)
   -----                                                            ---------
   2,040                                                              (86,988)
   -----                                                            ---------

                           COLLATERALIZED PUTS
     200    AMBAC Financial Group, Inc.......   50    Jan 08          (14,601)
     200    Exxon Mobil Corp.................   65    Jan 08           16,399
     100    Harley-Davidson, Inc............. 52.50   Nov 07          (55,300)
     250    Lowe's Companies, Inc............   30    Oct 07          (28,875)
     200    Lubrizol Corp....................   55    Dec 07            9,399
     200    Lubrizol Corp....................   60    Dec 07          (11,600)
     200    Morgan Stanley...................   60    Oct 07            6,399
     100    Procter & Gamble Co..............   60    Oct 07           10,200
     150    Ryland Group Inc.................   25    Oct 07          (42,450)
     250    Spirit Aerosystems Holdings, Inc.   35    Oct 07           13,355
     100    State Street Corp................   60    Oct 07           12,200
     100    State Street Corp................   55    Nov 07            7,700
     100    State Street Corp................   50    Jan 08            4,750
   -----                                                            ---------
   2,150                                                              (72,424)
   -----                                                            ---------
                                                                    $(159,412)
                                                                    =========

12


         (SELECTED) NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

The Adams Express Company (the Company) is registered under the Investment Company Act of 1940 as a diversified investment company. The Company is an internally-managed fund whose investment objectives are preservation of capital, the attainment of reasonable income from investments, and an opportunity for capital appreciation.

Security Valuation-Investments in securities traded on a national security exchange are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options) are valued at amortized cost. Purchased and written options are valued at the last quoted asked price.

For federal income tax purposes, the identified cost of securities at September 30, 2007 was $1,067,916,794 and net unrealized appreciation aggregated $477,684,228, of which the related gross unrealized appreciation and depreciation were $552,972,186 and $75,287,958, respectively.


8. PORTFOLIO SECURITIES LOANED
The Company makes loans of securities to brokers, secured by cash deposits, U.S. Government securities, or bank letters of credit. The Company accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Company also continues to receive interest or dividends on the securities loaned. The loans are secured at all times by collateral of at least 102% of the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Company. At September 30, 2007, the Company had securities on loan of $68,210,267 and held collateral of $70,070,900, consisting of an investment trust fund which may invest in money market instruments, commercial paper, repurchase agreements, U.S. Treasury Bills, and U.S. agency obligations.


Item 2.  CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures:

(a) As of October 17, 2007, an evaluation was performed under the supervision and with the participation of the officers of The Adams Express Company (the "Company"), including the principal executive officer ("PEO") and principal financial officer ("PFO"), of the effectiveness of the Company's disclosure controls and procedures. Based on that evaluation, the Company's officers, including the PEO and PFO, concluded that, as of October 17, 2007, the Company's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Company on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Company is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the Company's internal control over financial reporting (as defined in Rule 30 a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Company's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Company's internal control over financial reporting.


Item 3.  EXHIBITS.
The certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Form N-Q Certifications.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ADAMS EXPRESS COMPANY

BY: /s/ Douglas G. Ober
        -----------------------
        Douglas G. Ober
        Chief Executive Officer

Date:   October 22, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY: /s/ Douglas G. Ober
        -----------------------
        Douglas G. Ober
        Chief Executive Officer
	(Principal Executive Officer)

Date:   October 22, 2007


BY: /s/ Maureen A. Jones
        -----------------------
        Maureen A. Jones
        Vice President, Chief Financial Officer and Treasurer
	(Principal Financial Officer)

Date:   October 22, 2007